UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                 Report for the Calendar Year or Quarter Ended:
                               September 30, 2005

                Check here if Amendment |X|; Amendment Number: 7
                        This Amendment (Check only one.):
              |_| is a restatement. |X| adds new holdings entries.

              Institutional Investment Manager Filing this Report:

          Name:       Nierenberg Investment Management Company, Inc.
          Address:    19605 NE 8th Street
                      Camas, WA 98607

                        13F File Number: (Initial filing)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Nierenberg
Title:  President
Phone:  360-604-8600

Signature, Place, and Date of Signing:

DAVID NIERENBERG, Camas, WA November 14, 2005

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     $374,307
                                            (thousands)

List of Other Included Managers:            NONE

Form 13F Information Table

ITEM 1                               ITEM 2          ITEM 3            ITEM 4           ITEM 5
                                                                 Fair Market Value     Number of
Name of Issuer                   Title of Class      Cusip #        (thousands)         Shares
ADVANCED DIGITAL INFO CORP        Common Stock      007525108          22,241          2,366,045
AMNET MORTGAGE INC                Common Stock      03169A108          13,863          1,371,200
BROOKS AUTOMATION INC             Common Stock      114340102          37,612          2,821,602
CREDENCE SYSTEMS CORP             Common Stock      225302108          32,287          4,040,980
ELECTRO SCIENTIFIC INDS INC       Common Stock      285229100          28,673          1,282,338
GENESIS ENERGY L.P.               Common Stock      371927104             303             26,100
HEWLETT-PACKARD CO                Common Stock      428236103             339             11,600
KOREA EQUITY FUND                 Common Stock      50063B104           5,576            659,900
KOREA FUND                        Common Stock      500634100          16,397            491,800
MEDCATH CORPORATION               Common Stock      58404W109          36,450          1,534,732
METALLIC VENTURES GOLD INC.       Common Stock      591253109          13,286          8,430,361
METALLIC VENTURES GOLD-WTS        Common Stock      591253125              64            371,700
MEXICAN RESTAURANTS INC           Common Stock      59283R104          10,784          1,073,010
MOTOROLA INC                      Common Stock      620076109             375             17,000
NATUS MEDICAL INC                 Common Stock      639050103          35,401          2,908,914
PEDIATRIC SVCS OF AMERICA         Common Stock      705323103          18,263          1,305,465
RADISYS CORP                      Common Stock      750459109          22,849          1,177,787
SUPERIOR ENERGY SERVICES INC      Common Stock      868157108          46,145          1,998,500
YAMANA GOLD INC                   Common Stock      98462Y100          33,399          7,731,300

Item 6 Nierenberg Investment Management Company, Inc. has sole investment discretion.

Item 7      Not applicable

Item 8 Nierenberg Investment Management Company, Inc. has sole voting authority.